COMMITMENTS AND CONTINGENCIES - Future minimum lease payments under non-cancellable leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Future minimum lease payments under such non-cancellable leases
2019	$ 5,735
2020	4,860
2021	1,840
2022	943
2023	332
2024 and thereafter	987
Total	$ 14,697